Royalty, Stream and Working Interests - Partial Buy-backs of Cascabel Stream and NSR (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 04, 2026 USD ($) oz
Royalty, stream and working interests
Proceeds from buyback		$ 97.5
Percentage of net book value reduced	50.00%
Gain on buy-back of royalty and stream interests	$ 63.8	$ 63.8
Reversal of impairment loss recognized			$ 4.8
Cascabel Gold Stream And Net Smelter Return , Ecuador
Royalty, stream and working interests
Percentage of Stream Buyback Exercised	50.00%
Percentage of Net Smelter Return Buyback Exercised	50.00%
Percentage payment of spot prices for the gold ounces delivered				20.00%
Percentage of gold produced in concentrate				7.00%
Ounces Of Gold Delivered Under Initial Threshold | oz				262,500
Percentage of gold produced in concentrate for remaining life				4.20%
Percentage Of Net Smelter Return On All Minerals Produced Indefinitely				0.50%
Minimum annual royalty payment obligation				$ 5.0
Cascabel Stream
Royalty, stream and working interests
Proceeds from buyback	$ 40.7
Percentage payment of spot prices for the gold ounces delivered	20.00%
NSR
Royalty, stream and working interests
Proceeds from buyback	$ 97.5